Balances and Transactions with Interested and Related Parties (Details) - Schedule of Balances with Interested and Related Parties - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Transactions with interested and related parties [Member]
Balances and Transactions with Interested and Related Parties (Details) - Schedule of Balances with Interested and Related Parties [Line Items]
Other accounts payable	$ 25
Directors [Member] | Balances with interested and related parties [Member]
Balances and Transactions with Interested and Related Parties (Details) - Schedule of Balances with Interested and Related Parties [Line Items]
Other accounts payable	15
Directors [Member] | Transactions with interested and related parties [Member]
Balances and Transactions with Interested and Related Parties (Details) - Schedule of Balances with Interested and Related Parties [Line Items]
Other accounts payable	15
Key management personnel [Member] | Balances with interested and related parties [Member]
Balances and Transactions with Interested and Related Parties (Details) - Schedule of Balances with Interested and Related Parties [Line Items]
Other accounts payable	200	$ 40
Loan	66
Key management personnel [Member] | Transactions with interested and related parties [Member]
Balances and Transactions with Interested and Related Parties (Details) - Schedule of Balances with Interested and Related Parties [Line Items]
Other accounts payable	223	40
Highest balance of current debts during the year	$ 66	0
Controlling Shareholder [Member] | Balances with interested and related parties [Member]
Balances and Transactions with Interested and Related Parties (Details) - Schedule of Balances with Interested and Related Parties [Line Items]
Other accounts payable		15
Controlling Shareholder [Member] | Transactions with interested and related parties [Member]
Balances and Transactions with Interested and Related Parties (Details) - Schedule of Balances with Interested and Related Parties [Line Items]
Other accounts payable		$ 15